Annual Operating Expenses {- Franklin U.S. Government Money Fund} - Franklin U.S. Government Money Fund-16 - Franklin U.S. Government Money Fund	Nov. 01, 2020
Class A
Operating Expenses:
Management fees	0.15%
Distribution and service (12b-1) fees	none
Other expenses	0.40%
Total annual Fund operating expenses	0.55%	[1]
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.55%	[1]
Class C
Operating Expenses:
Management fees	0.15%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.40%
Total annual Fund operating expenses	1.20%	[1]
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.20%	[1]
Class R
Operating Expenses:
Management fees	0.15%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.40%
Total annual Fund operating expenses	1.05%	[1]
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.05%	[1]
Class R6
Operating Expenses:
Management fees	0.15%
Distribution and service (12b-1) fees	none
Other expenses	0.39%
Total annual Fund operating expenses	0.54%	[1]
Fee waiver and/or expense reimbursement	(0.06%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.48%	[1]

[1]

1. The fees and expenses shown in the table and included in the example below reflect the fees and expenses of both the Fund and The U.S. Government Money Market Portfolio (Master Portfolio), in which the Fund seeks to invest all of its assets in order to pursue its investment goal.

[2]

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for the class do not exceed 0.02% until October 31, 2021. During its term, this fee waiver agreement may not be terminated or amended without the approval of the board of trustees except to reflect the extension of the termination date or to lower the fee waiver and expense limitation.